Consolidated Statements of Changes in Sharholders’ Capital Deficit - USD ($) $ in Thousands	Total	Share capital and premium	Treasury shares	Share options	Warrants payable	Reserve for share-based payment transactions	Reserve for remeasurement of defined benefit plan	Foreign currency translation adjustments	Accumulated deficit	Total	Non- controlling interests
Balance at Dec. 31, 2020	$ 653	$ 4,747						$ 121	$ (4,215)	$ 653
Total net loss	(13,623)								(13,232)	(13,232)	(391)
Other comprehensive income (loss)	1,861						(608)	2,513		1,905	(44)
Total comprehensive income (loss)	(11,762)						(608)	2,513	(13,232)	(11,327)	(435)
Reverse acquisition (Note 5)	27,994	21,789		1,102		3,677				26,568	1,426
Issuance of shares and options, net of issuance expenses (Note 20)	34,571	34,571								34,571
Initial consolidation of subsidiaries (Note 5)	9,655	9,655								9,655
Repurchase of shares	(1,230)		(1,230)							(1,230)
Cost of share-based payment	5,897					5,897				5,897
Balance at Dec. 31, 2021	65,778	70,762	(1,230)	1,102		9,574	(608)	2,634	(17,447)	64,787	991
Total net loss	(80,000)								(81,595)	(81,595)	1,595
Other comprehensive income (loss)	(5,594)						(154)	(5,346)		(5,500)	(94)
Total comprehensive income (loss)	(85,594)						(154)	(5,346)	(81,595)	(87,095)	1,501
Warrants exercise	370	451				(81)				370
Options exercise	716	2,553				(1,837)				716
Extension of options to equity holders of the Company (Note 18f)		(5,102)		5,102
Dividend distribution to non-controlling interests	(95)										(95)
Issuance of shares and options, net of issuance expenses (Note 20)	17,119	12,956		4,087	76					17,119
Cost of share-based payment	10,516					10,516				10,516
Balance at Dec. 31, 2022	8,810	81,620	(1,230)	10,291	76	18,172	(762)	(2,712)	(99,042)	6,413	2,397
Total net loss	(86,636)								(87,446)	(87,446)	810
Other comprehensive income (loss)	(848)						92	(878)		(786)	(62)
Total comprehensive income (loss)	(87,484)						92	(878)	(87,446)	(88,232)	748
Warrants exercise	234	286		(52)						234
Options exercise	1,771	289				(1,122)				1,771
Issuance of shares to Equity line of Credit (“ELOC’)	1,570	1,570								1,570
Conversion of convertible loans	6,143	6,143								6,143
Issuance of shares and warrants related to the PIPE, net of issuance expenses	3,557	3,557								3,557
Issuance of shares and warrants	712	110		679	(76)					712
Issuance of shares related to RNER merger transaction (Note 5)	7,208	7,208								7,208
Dividend distribution to non-controlling interests	(369)										(369)
Cost of share-based payment	7,115					7,115				7,115
Balance at Dec. 31, 2023	$ (50,733)	$ 103,386	$ (1,230)	$ 10,918		$ 24,165	$ (670)	$ (3,590)	$ (186,488)	$ (53,509)	$ 2,776